Quarterly Report
March 31, 2019
MFS®  Growth Allocation Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 20.7%
MFS Global Governments Portfolio - Initial Class	1,339,023	$14,086,522
MFS High Yield Portfolio - Initial Class	3,172,007	17,921,839
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,671,317	17,665,827
MFS Limited Maturity Portfolio - Initial Class	682,934	7,034,220
MFS Total Return Bond Series - Initial Class	1,362,315	17,887,197
		$74,595,605
International Stock Funds – 20.0%
MFS Emerging Markets Equity Portfolio - Initial Class	218,362	$3,602,967
MFS International Growth Portfolio - Initial Class	1,257,422	18,094,304
MFS International Value Portfolio - Initial Class	643,391	18,059,981
MFS Research International Portfolio - Initial Class	2,058,692	32,465,574
		$72,222,826
Specialty Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,199,891	$18,022,362
U.S. Stock Funds – 54.2%
MFS Growth Series - Initial Class	719,236	$39,896,044
MFS Mid Cap Growth Series - Initial Class	3,334,513	32,711,571
MFS Mid Cap Value Portfolio - Initial Class	3,813,997	32,457,110
MFS New Discovery Series - Initial Class	343,357	7,227,670
MFS New Discovery Value Portfolio - Initial Class	735,461	7,156,030
MFS Research Series - Initial Class	1,266,193	36,175,142
MFS Value Series - Initial Class	2,037,258	39,726,532
		$195,350,099
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.48% (v)	265,298	$265,299
Total Investment Companies		$360,456,191

Other Assets, Less Liabilities – (0.0)%		(41,147)
Net Assets – 100.0%		$360,415,044
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $360,456,191.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$360,456,191	$—	$—	$360,456,191
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	229,862	441	(11,941)	218,362
MFS Global Governments Portfolio	1,346,158	10,458	(17,593)	1,339,023
MFS Global Real Estate Portfolio	1,275,712	889	(76,710)	1,199,891
MFS Growth Series	776,204	215	(57,183)	719,236
MFS High Yield Portfolio	3,203,323	8,514	(39,830)	3,172,007
MFS Inflation-Adjusted Bond Portfolio	1,688,956	12,888	(30,527)	1,671,317
MFS Institutional Money Market Portfolio	265,727	368,913	(369,342)	265,298
MFS International Growth Portfolio	1,319,728	662	(62,968)	1,257,422
MFS International Value Portfolio	672,765	1,285	(30,659)	643,391
MFS Limited Maturity Portfolio	679,437	5,273	(1,776)	682,934
MFS Mid Cap Growth Series	3,625,088	—	(290,575)	3,334,513
MFS Mid Cap Value Portfolio	3,975,696	798	(162,497)	3,813,997
MFS New Discovery Series	374,513	172	(31,328)	343,357
MFS New Discovery Value Portfolio	771,261	773	(36,573)	735,461
MFS Research International Portfolio	2,130,375	381	(72,064)	2,058,692
MFS Research Series	1,323,836	—	(57,643)	1,266,193
MFS Total Return Bond Series	1,363,084	7,607	(8,376)	1,362,315
MFS Value Series	2,088,600	1,783	(53,125)	2,037,258
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$11,335	$380,790	$—	$—	$3,602,967
MFS Global Governments Portfolio	(13,176)	254,170	—	—	14,086,522
MFS Global Real Estate Portfolio	196,976	2,202,191	—	—	18,022,362
MFS Growth Series	839,747	5,586,257	—	—	39,896,044
MFS High Yield Portfolio	(27,119)	1,203,659	—	—	17,921,839
MFS Inflation-Adjusted Bond Portfolio	399	710,221	—	—	17,665,827
MFS Institutional Money Market Portfolio	(6)	25	—	1,606	265,299
MFS International Growth Portfolio	(42,568)	2,139,993	—	—	18,094,304
MFS International Value Portfolio	316,316	1,723,236	—	—	18,059,981
MFS Limited Maturity Portfolio	(226)	136,289	—	—	7,034,220
MFS Mid Cap Growth Series	(131,034)	5,707,299	—	—	32,711,571
MFS Mid Cap Value Portfolio	(100,452)	4,385,815	—	—	32,457,110
MFS New Discovery Series	(44,945)	1,362,442	—	—	7,227,670
MFS New Discovery Value Portfolio	(35,188)	1,010,247	—	—	7,156,030
MFS Research International Portfolio	(39,429)	3,642,472	—	—	32,465,574
MFS Research Series	(61,966)	4,829,714	—	—	36,175,142
MFS Total Return Bond Series	(9,307)	662,212	—	—	17,887,197
MFS Value Series	71,966	4,514,904	—	—	39,726,532
	$931,323	$40,451,936	$—	$1,606	$360,456,191

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